Schedule of financial assets and liabilities measured at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	$ 16,800	$ 7,462
Government bonds member
IfrsStatementLineItems [Line Items]
Assets	8,872	3,352
Mutual funds member
IfrsStatementLineItems [Line Items]
Assets	6,579	$ 4,110
Cash and cash equivalents	$ 1,349